STOCK INCENTIVE PLAN	12 Months Ended
Dec. 31, 2020
Employee Benefits And Share Based Compensation [Abstract]
Stock incentive Plan

NOTE 8. STOCK INCENTIVE PLAN

In October 2012, the Company’s Board of Directors adopted and Bimini, then the Company’s sole stockholder, approved, the Orchid Island Capital, Inc. 2012 Equity Incentive Plan (the “Incentive Plan”) to recruit and retain employees, directors and other service providers, including employees of the Manager and other affiliates. The Incentive Plan provides for the award of stock options, stock appreciation rights, stock award, performance units, other equity-based awards (and dividend equivalents with respect to awards of performance units and other equity-based awards) and incentive awards. The Incentive Plan is administered by the Compensation Committee of the Company’s Board of Directors except that the Company’s full Board of Directors will administer awards made to directors who are not employees of the Company or its affiliates. The Incentive Plan provides for awards of up to an aggregate of 10% of the issued and outstanding shares of our common stock (on a fully diluted basis) at the time of the awards, subject to a maximum aggregate 4,000,000 shares of the Company’s common stock that may be issued under the Incentive Plan.

Stock Awards

The Company may in the future issue immediately vested common stock under the Incentive Plan to certain executive officers and employees of its Manager. Although no such awards were granted in fiscal years 2020 or 2019, such awards have previously been issued.

Performance Units

The Company has issued, and may in the future issue additional performance units under the Incentive Plan to certain executive officers and employees of its Manager. “Performance Units” vest after the end of a defined performance period, based on satisfaction of the performance conditions set forth in the performance unit agreement. When earned, each Performance Unit will be settled by the issuance of one share of the Company’s common stock, at which time the Performance Unit will be cancelled. The Performance Units contain dividend equivalent rights, which entitle the Participants to receive distributions declared by the Company on common stock, but do not include the right to vote the underlying shares of common stock. Performance Units are subject to forfeiture should the participant no longer serve as an executive officer or employee of the Company. Compensation expense for the Performance Units is recognized over the remaining vesting period once it becomes probable that the performance conditions will be achieved.

The following table presents information related to Performance Units outstanding during the years ended December 31, 2020 and 2019.

($ in thousands, except per share data)
	2020		2019
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Unvested, beginning of period	19,021	$7.78	43,672	$8.34
Forfeited	(1,607)	7.45	-	-
Vested and issued	(12,860)	7.93	(24,651)	8.78
Unvested, end of period	4,554	$7.45	19,021	$7.78

Compensation expense during period		$38		$115
Unrecognized compensation expense, end of period		$4		$42
Intrinsic value, end of period		$24		$111
Weighted-average remaining vesting term (in years)		0.4		0.8

Deferred Stock Units

Non-employee directors began to receive a portion of their compensation in the form of deferred stock unit awards (“DSUs”) pursuant to the Incentive Plan beginning with the awards for the second quarter of 2018. Each DSU represents a right to receive one share of the Company’s common stock. The DSUs are immediately vested and are settled at a future date based on the election of the individual participant. The DSUs contain dividend equivalent rights, which entitle the participant to receive distributions declared by the Company on common stock. These distributions will be made in the form of cash or additional DSUs at the participant’s election. The DSUs do not include the right to vote the underlying shares of common stock.

The following table presents information related to the DSUs outstanding during the years ended December 31, 2020 and 2019.

($ in thousands, except per share data)
	2020		2019
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Outstanding, beginning of period	43,570	$6.56	12,434	$7.37
Granted and vested	47,376	4.41	31,136	6.23
Outstanding, end of period	90,946	$5.44	43,570	$6.56

Compensation expense during period		$180		$180
Intrinsic value, end of period		$473		$255